UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-22363

SteelPath MLP Funds Trust

(Exact name of registrant as specified in charter)

2100 McKinney Avenue, Suite 1401
Dallas, TX 75201

(Address of principal executive offices)(zip code)

Gabriel Hammond
SteelPath Fund Advisors, LLC
2100 McKinney Avenue, Suite 1401
Dallas, TX 75201

(Name and address of agent for service)

Registrant's telephone number, including area code: (214) 740-6040

Date of fiscal year end: November 30

Date of reporting period: February 29, 2012

Item 1.  Schedules of Investments.

SteelPath MLP Select 40 Fund
SCHEDULE OF INVESTMENTS – As of 02/29/2012
(Unaudited)

Description	Shares	Fair Value

Master Limited Partnership Shares — 100.5%

Coal — 5.0%
Alliance Holdings GP LP	264,573	$13,310,667
Alliance Resource Partners LP	258,243	18,534,100
Natural Resource Partners LP	376,726	9,195,882
Oxford Resource Partners LP	113,753	1,038,565
Rhino Resource Partners LP	136,486	2,515,437
Total Coal		44,594,651

Exploration & Production — 1.7%
EV Energy Partners LP	139,543	9,927,089
Linn Energy LLC	131,726	5,025,347
Total Exploration & Production		14,952,436

Gathering/Processing — 25.4%
Chesapeake Midstream Partners LP	453,367	12,948,162
Compressco Partners LP	352,709	5,745,630
Copano Energy LLC	650,112	24,171,164
DCP Midstream Partners LP	417,447	20,329,669
Exterran Partners LP	750,465	17,748,497
MarkWest Energy Partners LP	551,201	32,967,332
Regency Energy Partners LP	1,067,739	28,295,084
Targa Resources Partners LP	584,439	24,867,879
Western Gas Partners LP	471,027	21,568,326
Williams Partners LP	598,845	37,254,147
Total Gathering/Processing		225,895,890

Natural Gas Pipelines — 25.2%
Boardwalk Pipeline Partners LP	785,657	21,346,301
El Paso Pipeline Partners LP	833,717	30,572,402
Energy Transfer Equity LP	707,662	30,776,220
Energy Transfer Partners LP	385,702	18,282,275
Enterprise Products Partners LP	862,836	44,763,932
ONEOK Partners LP	529,515	30,817,773
Spectra Energy Partners LP	794,462	26,209,301
TC Pipelines LP	450,261	20,910,121
Total Natural Gas Pipelines		223,678,325

Petroleum Transportation — 40.3%
Buckeye Partners LP	715,424	42,782,355
Enbridge Energy Partners LP	1,210,136	39,389,927
Genesis Energy LP	924,349	28,571,628
Global Partners LP	656,033	14,419,605
Holly Energy Partners LP	570,437	34,927,858
Magellan Midstream Partners LP	479,508	35,085,600
Martin Midstream Partners LP	154,992	5,443,319
NuStar Energy LP	607,446	36,932,717
NuStar GP Holdings LLC	565,550	19,675,484
Oiltanking Partners LP	425,882	13,798,577
Plains All American Pipeline LP	530,244	43,851,179
Sunoco Logistics Partners LP	686,082	26,791,502
Tesoro Logistics LP	288,638	10,535,287
Transmontaigne Partners LP	176,391	6,126,059
Total Petroleum Transportation		358,331,097

Shipping — 2.9%
Teekay LNG Partners LP	659,128	25,837,818

Total Master Limited Partnership Shares (identified cost $721,678,890)		893,290,217

Short-Term Investments — 6.1%

Money Market — 6.1%
Fidelity Treasury Portfolio, 0.010% (1)	54,566,949	54,566,949

Total Short-Term Investments (identified cost $54,566,949)		54,566,949

Total Investments — 106.6% (identified cost $776,245,839)		947,857,166

Liabilities In Excess of Other Assets — (6.6)%		(58,922,581)

Net Assets — 100.0%		$888,934,585

LLC — Limited Liability Company
LP — Limited Partnership
(1) Variable rate security; the coupon rate represents the rate at February 29, 2012.

See Notes to Schedules of Investments

SteelPath MLP Alpha Fund
SCHEDULE OF INVESTMENTS – As of 02/29/2012
(Unaudited)

Description	Shares	Fair Value

Master Limited Partnership Shares — 100.1%

Gathering/Processing — 11.3%
Exterran Partners LP	51,893	$1,227,269
MarkWest Energy Partners LP	619,450	37,049,305
Regency Energy Partners LP	974,025	25,811,663
Western Gas Partners LP	332,579	15,228,792
Total Gathering/Processing		79,317,029

Natural Gas Pipelines — 37.4%
El Paso Pipeline Partners LP	1,425,779	52,283,316
Energy Transfer Equity LP	889,409	38,680,397
Enterprise Products Partners LP	1,057,101	54,842,400
ONEOK Partners LP	766,003	44,581,375
Spectra Energy Partners LP	888,709	29,318,510
TC Pipelines LP	945,053	43,888,261
Total Natural Gas Pipelines		263,594,259

Petroleum Transportation — 51.4%
Buckeye Partners LP	1,033,573	61,807,665
Enbridge Energy Partners LP	1,216,364	39,592,648
Genesis Energy LP	968,581	29,938,839
Global Partners LP	291,139	6,399,235
Holly Energy Partners LP	791,852	48,485,098
Magellan Midstream Partners LP	457,440	33,470,885
NuStar Energy LP	616,965	37,511,472
Oiltanking Partners LP	115,614	3,745,894
Plains All American Pipeline LP	633,685	52,405,749
Sunoco Logistics Partners LP	857,391	33,481,119
Transmontaigne Partners LP	437,889	15,207,885
Total Petroleum Transportation		362,046,489

Total Master Limited Partnership Shares (identified cost $582,895,112)		704,957,777

Short-Term Investments — 5.9%

Money Market — 5.9%
Fidelity Treasury Portfolio, 0.010% (1)	41,268,666	41,268,666

Total Short-Term Investments (identified cost $41,268,666)		41,268,666

Total Investments — 106.0% (identified cost $624,163,778)		746,226,443

Liabilities In Excess of Other Assets — (6.0)%		(42,135,391)

Net Assets — 100.0%		$704,091,052

LP — Limited Partnership
(1) Variable rate security; the coupon rate represents the rate at February 29, 2012.

See Notes to Schedules of Investments

SteelPath MLP Income Fund
SCHEDULE OF INVESTMENTS – As of 02/29/2012
(Unaudited)

Description	Shares	Fair Value

Master Limited Partnership Shares — 100.2%

Gathering/Processing — 25.0%
American Midstream Partners LP	341,663	$7,482,420
Compressco Partners LP	384,815	6,268,636
Copano Energy LLC	576,995	21,452,674
Exterran Partners LP	774,926	18,327,000
Regency Energy Partners LP	963,987	25,545,656
Targa Resources Partners LP	230,446	9,805,477
Total Gathering/Processing		88,881,863

Natural Gas Pipelines — 25.1%
Boardwalk Pipeline Partners LP	474,556	12,893,687
Energy Transfer Equity LP	308,852	13,431,973
Energy Transfer Partners LP	448,379	21,253,165
Enterprise Products Partners LP	33,338	1,729,575
Inergy Midstream LLC	1,218,341	25,816,646
TC Pipelines LP	302,350	14,041,134
Total Natural Gas Pipelines		89,166,180

Petroleum Transportation — 42.5%
Buckeye Partners LP	403,535	24,131,393
Enbridge Energy Partners LP	659,013	21,450,873
Global Partners LP	744,117	16,355,692
Holly Energy Partners LP	380,489	23,297,341
Martin Midstream Partners LP	480,088	16,860,691
NuStar Energy LP	439,592	26,727,194
Plains All American Pipeline LP	131,919	10,909,701
Transmontaigne Partners LP	323,280	11,227,514
Total Petroleum Transportation		150,960,399

Shipping — 7.6%
Teekay LNG Partners LP	685,353	26,865,838

Total Master Limited Partnership Shares (identified cost $316,057,458)		355,874,280

Short-Term Investments — 3.9%

Money Market — 3.9%
Fidelity Treasury Portfolio, 0.010%(1)	13,757,476	13,757,476

Total Short-Term Investments (identified cost $13,757,476)		13,757,476

Total Investments — 104.1% (identified cost $329,814,934)		369,631,756

Liabilities In Excess of Other Assets — (4.1)%		(14,677,066)

Net Assets — 100.0%		$354,954,690

LLC — Limited Liability Company
LP — Limited Partnership
(1) Variable rate security; the coupon rate represents the rate at February 29, 2012.

See Notes to Schedules of Investments

SteelPath MLP Alpha Plus Fund
SCHEDULE OF INVESTMENTS – As of 02/29/2012
(Unaudited)

Description	Shares	Fair Value

Master Limited Partnership Shares — 94.6%

Gathering/Processing — 11.1%
Exterran Partners LP	2	$47
MarkWest Energy Partners LP	973	58,195
Regency Energy Partners LP	1,529	40,519
Western Gas Partners LP	522	23,902
Total Gathering/Processing		122,663

Natural Gas Pipelines — 37.3%
El Paso Pipeline Partners LP	2,196	80,527
Energy Transfer Equity LP	1,397	60,756
Enterprise Products Partners LP	1,661	86,173
ONEOK Partners LP	1,202	69,957
Spectra Energy Partners LP	1,371	45,229
TC Pipelines LP	1,485	68,963
Total Natural Gas Pipelines		411,605

Petroleum Transportation — 46.2%
Buckeye Partners LP	1,622	96,996
Enbridge Energy Partners LP	1,910	62,171
Genesis Energy LP	1,520	46,983
Global Partners LP	457	10,045
Holly Energy Partners LP	1,241	75,986
Magellan Midstream Partners LP	718	52,536
NuStar Energy LP	969	58,915
Plains All American Pipeline LP	994	82,204
Transmontaigne Partners LP	688	23,894
Total Petroleum Transportation		509,730

Total Master Limited Partnership Shares (identified cost $1,045,177)		1,043,998

Total Investments — 94.6% (identified cost $1,045,177)		1,043,998

Other Assets In Excess of Liabilities — 5.4%		59,228

Net Assets — 100.0%		$1,103,226

LP — Limited Partnership

See Notes to Schedules of Investments

SteelPath MLP and Infrastructure Debt Fund
SCHEDULE OF INVESTMENTS – As of 02/29/2012
(Unaudited)

Description	Principal	Fair Value

Debt Investments — 53.1%

Gathering/Processing — 24.1%
DCP Midstream LLC, 9.75%, 3/15/19 (1)	4,000	$5,196
DCP Midstream Operating LP, 3.25%, 10/1/15	3,000	3,021
Kinder Morgan Finance Co. ULC, 5.70%, 1/5/16	4,000	4,255
MarkWest Energy Partners LP, 6.50%, 8/15/21,	5,000	5,425
Callable 2/15/16
Regency Energy Partners LP, 6.50%, 7/15/21,	5,000	5,463
Callable 7/15/16
Williams Cos., Inc.
7.88%, 9/1/21	3,000	3,796
7.50%, 1/15/31	7,000	8,347
8.75%, 3/15/32	6,000	8,031
Total Gathering/Processing		43,534

Natural Gas Pipelines — 21.3%
Boardwalk Pipelines LP, 5.75%, 9/15/19	10,000	11,058
El Paso Pipeline Partners Operating Co. LLC
5.00%, 10/1/21, Callable 7/1/21	3,000	3,148
7.50%, 11/15/40	6,000	6,995
Enterprise Products Operating LLC
5.95%, 2/1/41	6,000	7,086
5.70%, 2/15/42	6,000	6,814
ONEOK, Inc., 6.875%, 9/30/2028	3,000	3,496
Total Natural Gas Pipelines		38,597

Petroleum Transportation — 7.7%
Genesis Energy LP, 7.88%, 12/15/18, Callable 12/15/14	5,000	5,175
NuStar Logistics LP, 7.65%, 4/15/18	3,000	3,530
Sunoco Logistics Partners Operations LP, 4.65%, 2/15/22	5,000	5,297
Total Petroleum Transportation		14,002

Total Master Limited Partnership Shares (identified cost $96,799)		96,133

Total Investments — 53.1% (identified cost $96,799)		96,133

Other Assets In Excess of Liabilities — 46.9%		84,749

Net Assets — 100.0%		$180,882

LLC — Limited Liability Company
LP — Limited Partnership
ULC — Unlimited Liability Corporation
(1) Represents a restricted security purchase under rule 144A which is exempt from registration under the Securities Act of 1933, as amended.

See Notes to Schedule of Investments.

THE STEELPATH MLP FUNDS TRUST
NOTES TO SCHEDULES OF INVESTMENTS
February 29, 2012 (Unaudited)

Security Valuation – Securities are valued at market value as of the close of trading on each business day when the New York Stock Exchange (“NYSE”) is open. Securities listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different from the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the OTC market are valued on the basis of the last sales price as reported by NASDAQ®. Debt securities that mature in fewer than 60 days are valued at amortized cost (unless the Board of Trustees (the “Board”) determines that this method does not represent fair value) if their original maturity was 60 days or less, or by amortizing the value as of the 61st day before maturity if their original term to maturity exceeded 60 days.

A Fund will fair value price its securities when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In addition, the pricing committee will review exception priced securities (i.e., securities for which the market value is provided by a quote from a single broker rather than a national pricing service) on a quarterly basis. In these situations, the pricing committee will employ certain Board-approved methodologies to determine a fair value for the securities. Fair valuations will be reviewed by the Board on a quarterly basis.

Security Transactions – Security transactions are recorded on the trade date plus one basis, except for the last day of the fiscal quarter end, when they are recorded on trade date.  Securities sold are determined on a specific identification basis.

Return of Capital Estimates - Distributions received from the Funds’ investments in MLPs generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded. For the period ended February 29, 2012, the Funds estimated that 100% of the MLP distributions received would be treated as return of capital.

Federal Tax Information – At February 29, 2012, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	SteelPath MLP	SteelPath MLP	SteelPath MLP
	Select 40	Alpha	Income
Cost of Investments	$776,028,062	$600,055,476	$314,127,100
Gross Unrealized Appreciation	$208,374,784	$147,762,902	$57,843,893
Gross Unrealized Depreciation	(4,602,739)	(1,591,935)	(2,339,237)
Net Unrealized Appreciation (Depreciation) on Investments	$203,772,045	$146,170,967	$55,504,656

	SteelPath MLP	SteelPath MLP and
	Alpha Plus	Infrastructure Debt
Cost of Investments	$1,045,177	$96,639
Gross Unrealized Appreciation	$6,459	$391
Gross Unrealized Depreciation	(7,638)	(1,057)
Net Unrealized Appreciation (Depreciation) on Investments	$(1,179)	$(666)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Footnote Disclosure

U.S. GAAP establishes a hierarchy that prioritizes the various inputs used in determining the value of a fund’s investments. The three broad levels of the hierarchy are described below:

•	Level 1 — quoted prices for active markets for identical securities;
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); or
•	Level 3 — significant unobservable inputs, including the Funds’ own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments as of February 29, 2012.

SteelPath MLP Select 40 Fund

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Master Limited Partnership Shares*	$893,290,217	$-	$-	$893,290,217
Short-Term Investments	54,566,949	-	-	54,566,949
Total	$947,857,166	$-	$-	$947,857,166

SteelPath MLP Alpha Fund

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Master Limited Partnership Shares*	$704,957,777	$-	$-	$704,957,777
Short-Term Investments	41,268,666	-	-	41,268,666
Total	$746,226,443	$-	$-	$746,226,443

SteelPath MLP Income Fund

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Master Limited Partnership Shares*	$355,874,280	$-	$-	$355,874,280
Short-Term Investments	13,757,476	-	-	13,757,476
Total	$369,631,756	$-	$-	$369,631,756

SteelPath MLP Alpha Plus Fund

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Master Limited Partnership Shares*	$1,043,998	$-	$-	$1,043,998
Short-Term Investments	-	-	-	-
Total	$1,043,998	$-	$-	$1,043,998

SteelPath MLP and Infrastructure Debt Fund

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Investments*	$-	$96,132-	$-	$96,132
Short-Term Investments	-	-	-	-
Total	$-	$96,132-	$-	$96,132

The Funds did not hold any Level 3 securities during the period ended February 29, 2012

* For a detailed break-out of securities by major industry classification, please refer to the Schedule of Investments.

Item 2.  Controls and Procedures.

a)
The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the Registrant and by the Registrant’s service providers.

b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)
Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SteelPath MLP Funds Trust

/s/ Gabriel Hammond
By: Gabriel Hammond
President and Principal Executive Officer
Date	4/26/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Gabriel Hammond
By: Gabriel Hammond
President and Principal Executive Officer
Date	4/26/2012

/s/ Stuart Cartner
By: Stuart Cartner
Vice President, Treasurer and Principal Financial Officer
Date	4/26/2012